Average Annual Total Returns{- Fidelity® International Discovery Fund} - 10.31 Fidelity International Discovery Fund Retail PRO-06 - Fidelity® International Discovery Fund	Fidelity International Discovery Fund-Retail Class Return Before Taxes Past 1 year	Fidelity International Discovery Fund-Retail Class Return Before Taxes Past 5 years	Fidelity International Discovery Fund-Retail Class Return Before Taxes Past 10 years	Fidelity International Discovery Fund-Retail Class After Taxes on Distributions Past 1 year	Fidelity International Discovery Fund-Retail Class After Taxes on Distributions Past 5 years	Fidelity International Discovery Fund-Retail Class After Taxes on Distributions Past 10 years	Fidelity International Discovery Fund-Retail Class After Taxes on Distributions and Sales Past 1 year	Fidelity International Discovery Fund-Retail Class After Taxes on Distributions and Sales Past 5 years	Fidelity International Discovery Fund-Retail Class After Taxes on Distributions and Sales Past 10 years	MS001 Past 1 year	MS001 Past 5 years	MS001 Past 10 years
Total	27.51%	6.57%	6.40%	26.94%	5.99%	5.99%	16.91%	5.19%	5.20%	22.29%	5.88%	5.67%